COMMITMENTS AND CONTINGENCIES (Details)					1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2017 USD ($) shares	Mar. 01, 2017 USD ($)	Feb. 28, 2017	May 08, 2002 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2017 CAD shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2002 USD ($)	Dec. 31, 2001 USD ($)	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current					$ 459,654		$ 661,771		$ 459,654				$ 491,044
Accounts Payable, Other, Current					$ 224,852		224,852		224,852				224,852
Other Commitments, Description					the Company terminated a Distribution and License Agreement with a distributor due to lack of market development related to the Company’s product by the distributor. In connection with the termination agreement, the Company negotiated the return of five disinfection units on or before January 17, 2017 for $25,000 per unit
Number of Notes						3
Debt Instrument, Face Amount						$ 1,617,881
Employment Agreement, Base Salary		$ 225,000
Employment Agreement, Bonus Terms		a potential target bonus of up to 50% of base salary based on performance goals determined by the Board of Directors of the Company (“Board”)
Employee-related Liabilities, Current							$ 123,750
Rakas Litigation [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought, Value				$ 25,000
Ontario, Canada [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date							Jun. 29, 2018	Jun. 29, 2018
California [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date							Apr. 30, 2017	Apr. 30, 2017
Description of Lessee Leasing Arrangements, Operating Leases							In February 2017, the Company gave 60-days’ notice that the lease would be terminated as of April 30, 2017 and has no further obligation under the lease.	In February 2017, the Company gave 60-days’ notice that the lease would be terminated as of April 30, 2017 and has no further obligation under the lease.
Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			3 months
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			3 years
Accounts Payable - Related Party [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount						228,109
Accrued Expenses - Related Party [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 1,389,772
Settlement Amount, September 2001 [Member] | Rakas Litigation [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Litigation Settlement, Amount Awarded to Other Party												$ 25,000
Default Judgement [Member] | Rakas Litigation [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current					$ 143,000		$ 143,000		143,000				$ 143,000
Default Judgement [Member] | Settlement Amount, January 2002 [Member] | Rakas Litigation [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency, Damages Sought, Value											$ 143,000
Litigation Fees [Member] | Rakas Litigation [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Accounts Payable, Current					$ 21,308				21,308
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Base Salary	$ 250,000
Employment Agreement, Bonus Terms	an initial target bonus of up to 65% of annual base salary based on targets established by the Board of Directors
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares							1,000,000	1,000,000
Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares	1,000,000
Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares) | shares	1,000,000
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals									$ 2,556
Lease Expiration Date									Apr. 30, 2017	Apr. 30, 2017
Building [Member] | Ontario, Canada [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals | CAD								CAD 3,550
Building [Member] | Kalamazoo, Michigan [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals							$ 1,000
Building [Member] | California [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals							$ 2,556
Certified Laboratory Space [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals | CAD										CAD 3,550